Average Annual Total Returns{- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 50%	Fidelity Asset Manager 50% Return Before Taxes Past 1 year	Fidelity Asset Manager 50% Return Before Taxes Past 5 years	Fidelity Asset Manager 50% Return Before Taxes Past 10 years	Fidelity Asset Manager 50% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 50% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 50% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 50% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 50% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 50% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	18.26%	6.23%	7.40%	16.88%	4.91%	6.11%	11.41%	4.48%	5.55%	31.49%	11.70%	13.56%	17.62%	6.38%	7.34%